Investments in associates - Changes in investments in associates (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	₩ 2,913,745		₩ 2,657,768
Investment and Dividend	(105,125)		101,582
Equity method income (loss)	121,697		158,600	₩ 159,533
Change in other comprehensive income (loss)	(24,238)		6,514
Impairment loss	(1,605)		(10,719)
Investments in associates	2,904,474		2,913,745
BNP Paribas Cardif Life Insurance
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	44,022		50,600
Investment and Dividend	0		0
Equity method income (loss)	(1,774)		(660)
Change in other comprehensive income (loss)	(12,079)		(5,918)
Impairment loss	0		0
Investments in associates	30,169		44,022
Songrim Partners
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0		0
Investment and Dividend	0		0
Equity method income (loss)	0		0
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	0		0
Partners 4th Growth Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	13,033		11,958
Investment and Dividend	(1,714)		(16,144)
Equity method income (loss)	6,917		12,525
Change in other comprehensive income (loss)	(4,694)		4,694
Impairment loss	0		0
Investments in associates	13,542		13,033
KTB Newlake Global Healthcare PEF
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	9,412		9,404
Investment and Dividend	(5,832)		0
Equity method income (loss)	729		8
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	4,309		9,412
DAEKWANG SEMICONDUCTOR CO., LTD.
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			3,631
Investment and Dividend			(3,742)
Equity method income (loss)			113
Change in other comprehensive income (loss)			(2)
Impairment loss			0
Investments in associates			0
Shinhan-Neoplux Energy Newbiz Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	16,032		14,470
Investment and Dividend	(391)		475
Equity method income (loss)	5,196		1,087
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	20,837		16,032
Shinhan-Albatross Tech Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	10,389		13,322
Investment and Dividend	(1,800)		(9,000)
Equity method income (loss)	3,792		6,067
Change in other comprehensive income (loss)	(128)		0
Impairment loss	0		0
Investments in associates	12,253		10,389
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	676
Equity method income (loss)	34
Change in other comprehensive income (loss)	0
Impairment loss	3,522
Investments in associates	4,232
Meritz AI-SingA330-B Investment Type Private Placement Special Asset Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	1,471
Equity method income (loss)	0
Change in other comprehensive income (loss)	0
Impairment loss	255
Investments in associates	1,726
VOGO DEBT STRATEGY QUALIFIED INV PRIVATE
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	7,179		8,702
Investment and Dividend	(1,433)		(1,733)
Equity method income (loss)	339		210
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	6,085		7,179
Shinhan-Midas Donga Secondary Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	3,951		4,752
Investment and Dividend	(1,025)		(500)
Equity method income (loss)	1,505		(301)
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	4,431		3,951
ShinHan - Soo Young Entrepreneur Investment Fund No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	4,226		9,968
Investment and Dividend	0		(7,879)
Equity method income (loss)	188		2,137
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	4,414		4,226
Shinhan Praxis K-Growth Global Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	7,761		9,945
Investment and Dividend	(8,512)		(2,310)
Equity method income (loss)	4,442		126
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	3,691		7,761
Credian Healthcare Private Equity Fund II
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			5,835
Investment and Dividend			(5,835)
Equity method income (loss)			0
Change in other comprehensive income (loss)			0
Impairment loss			0
Investments in associates			0
Kiwoom Milestone Professional Private Real Estate Trust 19
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	5,253		9,918
Investment and Dividend	0		(66)
Equity method income (loss)	(150)		(361)
Change in other comprehensive income (loss)	0		0
Impairment loss	(1,142)		(4,238)
Investments in associates	3,961		5,253
AIP EUROGREEN Private Real Estate Investment Trust No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	29,703		21,021
Investment and Dividend	(29,008)		(1,335)
Equity method income (loss)	(695)		10,017
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	0		29,703
Shinhan Global Healthcare Fund 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0		0
Investment and Dividend	0		0
Equity method income (loss)	0		0
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	0		0
JB Power TL Investment Type Private Placement Special Asset Fund 7
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			16,186
Investment and Dividend			(15,947)
Equity method income (loss)			(239)
Change in other comprehensive income (loss)			0
Impairment loss			0
Investments in associates			0
KB NA Hickory Private Special Asset Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	34,376		34,938
Investment and Dividend	(1,545)		(2,266)
Equity method income (loss)	1,508		1,704
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	34,339		34,376
Koramco Europe Core Private Placement Real Estate Fund No.2-2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	19,492		18,618
Investment and Dividend	(464)		(1,204)
Equity method income (loss)	208		2,078
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	19,236		19,492
BNP Paribas Cardif General Insurance
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			3,895
Investment and Dividend			176
Equity method income (loss)			(708)
Change in other comprehensive income (loss)			(9)
Impairment loss			0
Investments in associates			3,354
Hermes Private Investment Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	9,782		6,099
Investment and Dividend	0		(3,167)
Equity method income (loss)	(4,220)		6,850
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	5,562		9,782
Shinhan-Nvestor Liquidity Solution Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	5,338		4,493
Investment and Dividend	700		331
Equity method income (loss)	400		514
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	6,438		5,338
Shinhan AIM FoF Fund 1a
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	9,156		8,760
Investment and Dividend	51		(79)
Equity method income (loss)	903		475
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	10,110		9,156
IGIS Global Credit Fund 150-1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	5,402		7,282
Investment and Dividend	(1,267)		(3,246)
Equity method income (loss)	557		1,366
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	4,692		5,402
Partner One Value up I Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	7,891		11,779
Investment and Dividend	0		(6,933)
Equity method income (loss)	(2,747)		3,045
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	5,144		7,891
Genesis No.1 Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	55,533		80,113
Investment and Dividend	408		388
Equity method income (loss)	3,983		(24,968)
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	59,924		55,533
Korea Omega Project Fund III
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	4,290		3,563
Investment and Dividend	0		0
Equity method income (loss)	(616)		727
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	3,674		4,290
Soo Delivery Platform Growth Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	5,873		4,068
Investment and Dividend	(6,093)		0
Equity method income (loss)	220		1,805
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	0		5,873
Genesis North America Power Company No.1 PEF
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	13,736		16,983
Investment and Dividend	(12,629)		(5,229)
Equity method income (loss)	7,011		1,982
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	8,118		13,736
Hyungje art printing
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			0
Investment and Dividend			0
Equity method income (loss)			0
Change in other comprehensive income (loss)			0
Impairment loss			0
Investments in associates			0
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	41,549
Investment and Dividend	12,056
Equity method income (loss)	(10,361)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	43,244
Korea Finance Security
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			3,055
Investment and Dividend			0
Equity method income (loss)			(61)
Change in other comprehensive income (loss)			0
Impairment loss			0
Investments in associates			2,994
Multimedia Tech Co.Ltd
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			0
Investment and Dividend			0
Equity method income (loss)			0
Change in other comprehensive income (loss)			0
Impairment loss			0
Investments in associates			0
MIEL CO.,LTD
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0		0
Investment and Dividend	0		0
Equity method income (loss)	0		0
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	0		0
AIP Transportation Specialized Privately Placed Fund Trust #1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	34,688		32,993
Investment and Dividend	5,527		347
Equity method income (loss)	4,606		1,348
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	44,821		34,688
DB Epic Convertiblebond Private Trust No.2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			5,785
Investment and Dividend			(5,538)
Equity method income (loss)			(247)
Change in other comprehensive income (loss)			0
Impairment loss			0
Investments in associates			0
E&Healthcare Investment Fund No.6
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	6,866		15,163
Investment and Dividend	(3,190)		(3,431)
Equity method income (loss)	(3,079)		(4,866)
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	597		6,866
One Shinhan Global Fund 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	3,773		4,029
Investment and Dividend	0		(519)
Equity method income (loss)	(1,183)		263
Change in other comprehensive income (loss)	0		0
Impairment loss	(642)		0
Investments in associates	1,948		3,773
Kiwoom-Shinhan Innovation Fund I
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	11,731		15,969
Investment and Dividend	(1,500)		(5,150)
Equity method income (loss)	(790)		912
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	9,441		11,731
Daishin-K&T New Technology Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	7,991		7,000
Investment and Dividend	(7,430)		0
Equity method income (loss)	(561)		991
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	0		7,991
Midas Asset Global CRE Debt Private Fund No.6
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	48,305		47,389
Investment and Dividend	5,873		(2,701)
Equity method income (loss)	2,851		3,617
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	57,029		48,305
Richmond Private Investment Trust No.82
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			15,049
Investment and Dividend			(19,411)
Equity method income (loss)			4,362
Change in other comprehensive income (loss)			0
Impairment loss			0
Investments in associates			0
Tiger Alternative Real Estate Professional Private5
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			18,499
Investment and Dividend			(20,848)
Equity method income (loss)			2,349
Change in other comprehensive income (loss)			0
Impairment loss			0
Investments in associates			0
Samchully Midstream Private Placement Special Asset Fund 5-4
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	27,471		28,818
Investment and Dividend	5,033		(843)
Equity method income (loss)	(1,880)		(504)
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	30,624		27,471
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	25,204
Investment and Dividend	(912)
Equity method income (loss)	200
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	24,492		25,204
NH-Amundi Global Infrastructure Trust 14
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	18,301		18,819
Investment and Dividend	1,714		(1,609)
Equity method income (loss)	960		1,091
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	20,975		18,301
Jarvis Memorial Private Investment Trust 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	10,109		10,043
Investment and Dividend	(700)		(700)
Equity method income (loss)	377		766
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	9,786		10,109
Mastern Private Investment Trust 68
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			10,010
Investment and Dividend			(10,332)
Equity method income (loss)			322
Change in other comprehensive income (loss)			0
Impairment loss			0
Investments in associates			0
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	33,153		35,641
Investment and Dividend	(22)		(4,981)
Equity method income (loss)	226		2,493
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	33,357		33,153
Milestone Private Real Estate Fund 3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	18,544		18,528
Investment and Dividend	(201)		(472)
Equity method income (loss)	728		488
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	19,071		18,544
IGIS Private Real Estate Investment Trust 286 (2 class)
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			8,844
Investment and Dividend			(9,176)
Equity method income (loss)			332
Change in other comprehensive income (loss)			0
Impairment loss			0
Investments in associates			0
Nomura-Rifa Private Real Estate Investment Trust 31
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			8,407
Investment and Dividend			(705)
Equity method income (loss)			200
Change in other comprehensive income (loss)			0
Impairment loss			0
Investments in associates			7,902
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	10,236
Investment and Dividend	(5,292)
Equity method income (loss)	(1,975)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	2,969		10,236
Hana Semiconductor New Technology Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			24,131
Investment and Dividend			(26,129)
Equity method income (loss)			1,998
Change in other comprehensive income (loss)			0
Impairment loss			0
Investments in associates			0
J&Magnet Startup Venture Specialized Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			5,935
Investment and Dividend			(7,247)
Equity method income (loss)			1,312
Change in other comprehensive income (loss)			0
Impairment loss			0
Investments in associates			0
Cape IT Fund No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	10,065		10,649
Investment and Dividend	(10,580)		(580)
Equity method income (loss)	515		(4)
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	0		10,065
FuturePlay-Shinhan TechInnovation Fund 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	7,149		4,295
Investment and Dividend	0		3,025
Equity method income (loss)	(233)		(171)
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	6,916		7,149
Stonebridge Corporate 1st Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	2,964		3,239
Investment and Dividend	0		0
Equity method income (loss)	658		(275)
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	3,622		2,964
Vogo Realty Partners Private Real Estate Fund V
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	10,766		10,827
Investment and Dividend	(638)		(681)
Equity method income (loss)	787		620
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	10,915		10,766
Korea Credit Bureau
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	7,695		6,976
Investment and Dividend	0		(90)
Equity method income (loss)	(2,656)		809
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	5,039		7,695
Goduck Gangil1 PFV Co., Ltd
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0		0
Investment and Dividend	0		0
Equity method income (loss)	60		0
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	60		0
SBC PFV Co., Ltd
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	29,586		18,208
Investment and Dividend	0		12,499
Equity method income (loss)	(1,118)		(1,121)
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	28,468	[1]	29,586
NH-amundi global infra private fund 16
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	52,008		43,839
Investment and Dividend	(15,362)		346
Equity method income (loss)	19,565		7,823
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	56,211		52,008
IMM Global Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	118,615		120,855
Investment and Dividend	19,045		(10,462)
Equity method income (loss)	9,724		8,222
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	147,384		118,615
HANA Alternative Estate Professional Private122
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	29,489		29,631
Investment and Dividend	(28,570)		(1,001)
Equity method income (loss)	(918)		859
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	1		29,489
Hanwha-Incus Plus New Technology Fund No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			11,026
Investment and Dividend			(8,284)
Equity method income (loss)			(2,742)
Change in other comprehensive income (loss)			0
Impairment loss			0
Investments in associates			0
SHBNPP Corporate Professional Investment Type Private Security Investment Trust No.7
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	49,899
Investment and Dividend	(50,540)
Equity method income (loss)	641
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	0		49,899
SHBNPP BNCT Professional Investment Type Private Special Asset Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	282,199
Investment and Dividend	(24,838)
Equity method income (loss)	5,691
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	263,052		282,199
PSA EMP Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			9,814
Investment and Dividend			(9,755)
Equity method income (loss)			(59)
Change in other comprehensive income (loss)			0
Impairment loss			0
Investments in associates			0
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	28,312		29,401
Investment and Dividend	(6,937)		(2,630)
Equity method income (loss)	1,308		1,541
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	22,683		28,312
BRAIN DO PROFESSIONALE PRIVATE No. 27
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			3,441
Investment and Dividend			(3,048)
Equity method income (loss)			583
Change in other comprehensive income (loss)			0
Impairment loss			0
Investments in associates			976
UI Venture Fund 7th
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			3,279
Investment and Dividend			(3,269)
Equity method income (loss)			(10)
Change in other comprehensive income (loss)			0
Impairment loss			0
Investments in associates			0
Sparklabs-Shinhan Opportunity Fund 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	4,640		4,832
Investment and Dividend	(826)		0
Equity method income (loss)	817		(192)
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	4,631		4,640
BNW Tech-Innovation Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	5,881		5,942
Investment and Dividend	0		0
Equity method income (loss)	(48)		(61)
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	5,833		5,881
IGIS Real-estate Private Investment Trust No.33
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	13,884		14,099
Investment and Dividend	(715)		(714)
Equity method income (loss)	1,383		499
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	14,552		13,884
Findvalue PreIPO 6th Professional Investment Type Private Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			3,002
Investment and Dividend			(3,301)
Equity method income (loss)			299
Change in other comprehensive income (loss)			0
Impairment loss			0
Investments in associates			0
WWG Global Real Estate Investment Trust no.4
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	10,644		17,752
Investment and Dividend	(659)		(7,855)
Equity method income (loss)	346		747
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	10,331		10,644
Fidelis Global Private Real Estate Trust No.2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	19,773		19,485
Investment and Dividend	2,183		(911)
Equity method income (loss)	(11)		1,199
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	21,945	[2]	19,773
IGIS PRIVATE REAL ESTATE TRUST NO.331
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			3,765
Investment and Dividend			(3,765)
Equity method income (loss)			0
Change in other comprehensive income (loss)			0
Impairment loss			0
Investments in associates			0
AIP EURO PRIVATE REAL ESTATE TRUST No. 12
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	49,217		48,344
Investment and Dividend	(5,640)		(5,436)
Equity method income (loss)	4,850		6,309
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	48,427		49,217
Pebblestone CGV Private Real Estate Trust No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	13,710		13,346
Investment and Dividend	(13,971)		(748)
Equity method income (loss)	261		1,112
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	0		13,710
Shinhan AIM Real Estate Fund No.2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	23,275		22,464
Investment and Dividend	3,346		1,911
Equity method income (loss)	(1,378)		(1,100)
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	25,243		23,275
Shinhan AIM Real Estate Fund No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	44,312		46,945
Investment and Dividend	(2,176)		(4,412)
Equity method income (loss)	2,506		1,779
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	44,642		44,312
SHBNPP Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	32,948
Investment and Dividend	(915)
Equity method income (loss)	594
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	32,627
SHBNPP Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	20,550
Investment and Dividend	6
Equity method income (loss)	(1,260)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	19,296
SHBNPP Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2(USD)
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	18,855
Investment and Dividend	5,114
Equity method income (loss)	629
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	24,598
Korea Omega-Shinhan Project Fund I
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	7,244		5,931
Investment and Dividend	2,000		2,000
Equity method income (loss)	778		(687)
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	10,022		7,244
New Green Shinhan Mezzanine Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			4,916
Investment and Dividend			(5,622)
Equity method income (loss)			706
Change in other comprehensive income (loss)			0
Impairment loss			0
Investments in associates			0
KORAMKO-Daum Professional Private Investment Trust No.12
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			7,528
Investment and Dividend			(7,756)
Equity method income (loss)			228
Change in other comprehensive income (loss)			0
Impairment loss			0
Investments in associates			0
Samsung SRA Real Estate Professional Private 45
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	12,880		10,666
Investment and Dividend	5,279		2,656
Equity method income (loss)	3,491		(442)
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	21,650		12,880
IBK Global New Renewable Energy Special Asset Professional Private2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	31,887		32,349
Investment and Dividend	(2,516)		(1,988)
Equity method income (loss)	4,041		1,526
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	33,412		31,887
VS Cornerstone Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	3,410		3,464
Investment and Dividend	0		0
Equity method income (loss)	(75)		(54)
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	3,335		3,410
Aone Mezzanine Opportunity Professional Private
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	9,540		9,580
Investment and Dividend	(5,084)		(28)
Equity method income (loss)	553		(12)
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	5,009		9,540
KiwoomUnicorn3New Technology Business Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			4,283
Investment and Dividend			(3,633)
Equity method income (loss)			(650)
Change in other comprehensive income (loss)			0
Impairment loss			0
Investments in associates			0
Multi Asset The United States Thortons Professional Private1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			41,440
Investment and Dividend			(41,607)
Equity method income (loss)			167
Change in other comprehensive income (loss)			0
Impairment loss			0
Investments in associates			0
Kiwoom Milestone US Real Estate Professional Private20
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			51,512
Investment and Dividend			(51,512)
Equity method income (loss)			0
Change in other comprehensive income (loss)			0
Impairment loss			0
Investments in associates			0
NH-Amundi US Infrastructure Private Fund2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	27,024		25,430
Investment and Dividend	2,446		207
Equity method income (loss)	2,471		1,387
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	31,941		27,024
KB Distribution Private Real Estate1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	30,694		30,698
Investment and Dividend	(30,694)		(1,423)
Equity method income (loss)	0		1,419
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	0		30,694
SHBNPP Japan Photovoltaic Private Special Asset Investment Trust No.2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	13,016
Investment and Dividend	(7,291)
Equity method income (loss)	607
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	6,332
Kakao-Shinhan 1st TNYT Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	14,497		5,681
Investment and Dividend	0		9,000
Equity method income (loss)	6,833		(184)
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	21,330		14,497
IMM Special Situation 1-2 PRIVATE EQUITY FUND
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	11,593		10,870
Investment and Dividend	(8,690)		(160)
Equity method income (loss)	(300)		883
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	2,603		11,593
Pacific Private Placement Real Estate Fund No.40
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	11,598		11,647
Investment and Dividend	(748)		(747)
Equity method income (loss)	772		698
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	11,622		11,598
Mastern Private Real Estate Loan Fund No.2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	7,491		5,692
Investment and Dividend	(1,359)		1,429
Equity method income (loss)	255		370
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	6,387		7,491
LB Scotland Amazon Fulfillment Center Fund 29
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	31,268		31,182
Investment and Dividend	(2,189)		(1,734)
Equity method income (loss)	558		1,820
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	29,637		31,268
JR AMC Hungary Budapest Office Fund 16
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	12,140		12,204
Investment and Dividend	(821)		(821)
Equity method income (loss)	1,138		757
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	12,457		12,140
IGIS 372 Real Estate Professional Private
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			56,835
Investment and Dividend			(56,835)
Equity method income (loss)			0
Change in other comprehensive income (loss)			0
Impairment loss			0
Investments in associates			0
KoFC-Neoplux R&D-Biz Creation 2013-1 Venture Capital Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			3,830
Investment and Dividend			(8,388)
Equity method income (loss)			4,558
Change in other comprehensive income (loss)			0
Impairment loss			0
Investments in associates			0
Future-Creation Neoplux Venture Capital Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	3,017		3,796
Investment and Dividend	0		(995)
Equity method income (loss)	1,234		216
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	4,251		3,017
Gyeonggi-Neoplux Superman Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	7,878		6,399
Investment and Dividend	(1,195)		(2,257)
Equity method income (loss)	(1,216)		3,736
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	5,467		7,878
NewWave 6th Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	14,455		6,150
Investment and Dividend	0		7,575
Equity method income (loss)	(915)		730
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	13,540		14,455
Neoplux No.3 Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	22,601		10,295
Investment and Dividend	(2)		10,182
Equity method income (loss)	(2,145)		2,124
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	20,454		22,601
PCC Amberstone Private Equity Fund I
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	22,790		22,480
Investment and Dividend	(2,509)		(2,356)
Equity method income (loss)	(1,496)		2,666
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	18,785		22,790
KIAMCO POWERLOAN TRUST 4TH
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	45,301		43,955
Investment and Dividend	(2,305)		(164)
Equity method income (loss)	528		1,510
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	43,524		45,301
Mastern Opportunity Seeking Real Estate Fund II
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	21,317		19,799
Investment and Dividend	(6,457)		(737)
Equity method income (loss)	(150)		2,255
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	14,710		21,317
AION ELFIS PROFESSIONAL PRIVATE 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	4,422		5,528
Investment and Dividend	232		(1,350)
Equity method income (loss)	(1,088)		244
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	3,566		4,422
T&F 2020 SS Private Equity Fund Specializing in Start-up and Venture Business
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	4,360		4,453
Investment and Dividend	(1,732)		0
Equity method income (loss)	3,081		(93)
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	5,709		4,360
Neoplux Market-Frontier Secondary Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	11,313		11,545
Investment and Dividend	(653)		(614)
Equity method income (loss)	3,300		382
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	13,960		11,313
Synergy Green New Deal 1st New Technology Business Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	9,684		10,008
Investment and Dividend	(146)		(247)
Equity method income (loss)	1,094		(77)
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	10,632		9,684
KAIM Real-estate Private Investment Trust 20
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	5,048		5,098
Investment and Dividend	(4,176)		(350)
Equity method income (loss)	315		300
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	1,187		5,048
KIAMCO Vietnam Solar Special Asset Private Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	7,527		7,948
Investment and Dividend	(2,019)		(1,112)
Equity method income (loss)	1,219		691
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	6,727		7,527
CSQUARE SNIPER PROFESSIONAL PRIVATE 10
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	3,247		3,125
Investment and Dividend	(3,806)		0
Equity method income (loss)	559		122
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	0		3,247
IGIS GLIP Professional Investment Private Real Estate Investment Trust No. 1-1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	63,944		44,594
Investment and Dividend	(60,279)		4,103
Equity method income (loss)	0		11,371
Change in other comprehensive income (loss)	(3,665)		3,876
Impairment loss	0		0
Investments in associates	0		63,944
IGIS GLIP Professional Investment Private Real Estate Investment Trust No. 1-2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	63,944		44,594
Investment and Dividend	(60,279)		4,103
Equity method income (loss)	0		11,371
Change in other comprehensive income (loss)	(3,665)		3,876
Impairment loss	0		0
Investments in associates	0		63,944
Pacific Sunny Professional Investors Private Placement Real Estate Investment Company No.45
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	14,778		15,855
Investment and Dividend	(14,778)		0
Equity method income (loss)	0		(1,077)
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	0		14,778
IGIS Professional Investors Private Investment Real Estate Investment LLC No.395
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			29,644
Investment and Dividend			(29,644)
Equity method income (loss)			0
Change in other comprehensive income (loss)			0
Impairment loss			0
Investments in associates			0
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No.2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	27,243		21,142
Investment and Dividend	(2,559)		5,271
Equity method income (loss)	340		830
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	25,024		27,243
Eum Private Equity Fund No.7
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	7,873		7,872
Investment and Dividend	(86)		121
Equity method income (loss)	1,383		(120)
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	9,170		7,873
Kiwoom Private Equity Ant-Man Startup Venture Specialized Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	7,594		5,034
Investment and Dividend	(4,870)		0
Equity method income (loss)	(2,724)		2,560
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	0		7,594
Kiwoom Hero No.4 Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	4,305		4,707
Investment and Dividend	0		0
Equity method income (loss)	(788)		(402)
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	3,517		4,305
Vogo Canister Professional Trust Private Fund I
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	41,072		43,975
Investment and Dividend	2,103		(4,712)
Equity method income (loss)	3,154		1,809
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	46,329		41,072
Others
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			121,040
Investment and Dividend			63,729
Equity method income (loss)			5,881
Change in other comprehensive income (loss)			(3)
Impairment loss			(5,570)
Investments in associates			185,077
SH MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			10,582
Investment and Dividend			24,500
Equity method income (loss)			6,467
Change in other comprehensive income (loss)			0
Impairment loss			0
Investments in associates			41,549
Goduck Gangil10 PFV Co., Ltd
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0		32
Investment and Dividend	0		0
Equity method income (loss)	3,236		(32)
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	3,236		0
Shinhan Healthcare Fund 2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			986
Investment and Dividend			0
Equity method income (loss)			(75)
Change in other comprehensive income (loss)			0
Impairment loss			(911)
Investments in associates			0
SH Corporate Professional Investment Type Private Security Investment Trust No.45
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	173,955		0
Investment and Dividend	(173,955)		174,154
Equity method income (loss)	0		(199)
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	0		173,955
SH Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			32,944
Investment and Dividend			(911)
Equity method income (loss)			915
Change in other comprehensive income (loss)			0
Impairment loss			0
Investments in associates			32,948
SH Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			20,902
Investment and Dividend			7
Equity method income (loss)			(359)
Change in other comprehensive income (loss)			0
Impairment loss			0
Investments in associates			20,550
SH Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			6,692
Investment and Dividend			13,667
Equity method income (loss)			(1,504)
Change in other comprehensive income (loss)			0
Impairment loss			0
Investments in associates			18,855
SH Japan Photovoltaic Private Special Asset Investment Trust No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			4,845
Investment and Dividend			(4,845)
Equity method income (loss)			0
Change in other comprehensive income (loss)			0
Impairment loss			0
Investments in associates			0
ST-Bonanja Food tech
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	3,359		1,993
Investment and Dividend	(621)		0
Equity method income (loss)	(107)		1,366
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	2,631		3,359
SH Jigae Namsan BTO professional Investment Type Private Special Asset Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			20,712
Investment and Dividend			(22,293)
Equity method income (loss)			1,581
Change in other comprehensive income (loss)			0
Impairment loss			0
Investments in associates			0
SH Japan Photovoltaic Private Special Asset Investment Trust No.2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			29,149
Investment and Dividend			(16,798)
Equity method income (loss)			665
Change in other comprehensive income (loss)			0
Impairment loss			0
Investments in associates			13,016
EDNCENTRAL Co.,Ltd
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0		1,040
Investment and Dividend	0		0
Equity method income (loss)	0		(1,040)
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	0	[3]	0
KTC-NP Growth Champ 2011-2 Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	3,990		2,853
Investment and Dividend	(2,490)		0
Equity method income (loss)	(293)		1,137
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	1,207		3,990
Harvest Private Equity Fund II
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	3,481		2,982
Investment and Dividend	(159)		0
Equity method income (loss)	(183)		499
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	3,139		3,481
Daishin New Technology Investment Fund 5th
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	4,439		2,850
Investment and Dividend	(844)		0
Equity method income (loss)	(1,165)		1,589
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	2,430		4,439
Acurus Hyundai Investment Partners New Technology
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	4,714		2,927
Investment and Dividend	(3,979)		0
Equity method income (loss)	(735)		1,787
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	0		4,714
SHINHAN-NEO Core Industrial Technology Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	5,691		1,979
Investment and Dividend	3,960		3,960
Equity method income (loss)	(242)		(248)
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	9,409		5,691
SIMONE Mezzanine Fund No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	3,054		2,980
Investment and Dividend	4		0
Equity method income (loss)	(41)		74
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	3,017		3,054
SW-S Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	6,724		0
Investment and Dividend	0		7,000
Equity method income (loss)	524		(276)
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	7,248		6,724
CL Buyout 1st PEF
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	13,791		0
Investment and Dividend	273		13,875
Equity method income (loss)	(1,222)		(84)
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	12,842		13,791
Timefolio The Venture-V second
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	4,572		0
Investment and Dividend	0		4,000
Equity method income (loss)	(476)		572
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	4,096		4,572
Newlake Growth Capital Partners2 PEF
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	12,921		0
Investment and Dividend	(177)		13,000
Equity method income (loss)	(248)		(79)
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	12,496		12,921
Shinhan Smilegate Global PEF I
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	3,336		0
Investment and Dividend	(1,828)		3,376
Equity method income (loss)	2,263		(40)
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	3,771	[2]	3,336
Fount Professional Investors Private Investment Trust No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	5,197		0
Investment and Dividend	(5,197)		5,000
Equity method income (loss)	0		197
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	0		5,197
Genesis Eco No.1 PEF
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	11,130		0
Investment and Dividend	195		11,292
Equity method income (loss)	93		(162)
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	11,418		11,130
SHINHAN-NEO Market-Frontier 2nd Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	24,606		0
Investment and Dividend	8,540		25,620
Equity method income (loss)	1,274		(1,014)
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	34,420		24,606
NH-Synergy Core Industrial New Technology Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	6,437		0
Investment and Dividend	0		6,500
Equity method income (loss)	(60)		(63)
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	6,377		6,437
J& Moorim Jade Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	5,540		0
Investment and Dividend	(385)		5,500
Equity method income (loss)	279		40
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	5,434		5,540
Ulmus SHC innovation investment fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	5,192		0
Investment and Dividend	0		5,000
Equity method income (loss)	(306)		192
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	4,886		5,192
Mirae Asset Partners X Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	7,858		0
Investment and Dividend	0		8,000
Equity method income (loss)	(66)		(142)
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	7,792		7,858
T Core Industrial Technology 1st Venture PEF
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	4,535		0
Investment and Dividend	0		4,500
Equity method income (loss)	(6)		35
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	4,529		4,535
Curious Finale Corporate Recovery Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	3,690		0
Investment and Dividend	(245)		3,377
Equity method income (loss)	146		313
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	3,591		3,690
TI First Property Private Investment Trust 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	3,055		0
Investment and Dividend	(101)		2,879
Equity method income (loss)	173		176
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	3,127		3,055
MPLUS Professional Private Real Estate Fund 25
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	3,290		0
Investment and Dividend	655		3,010
Equity method income (loss)	286		280
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	4,231		3,290
IBKC Global Contents Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	4,943		0
Investment and Dividend	0		5,000
Equity method income (loss)	(391)		(57)
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	4,552		4,943
Nautic Smart No.6 Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	3,974		0
Investment and Dividend	(3,752)		4,000
Equity method income (loss)	956		(26)
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	1,178		3,974
Premier Luminous Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	6,991		0
Investment and Dividend	(2,314)		7,095
Equity method income (loss)	4,289		(104)
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	8,966		6,991
Hanyang-Meritz 1 Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	3,483		0
Investment and Dividend	0		3,500
Equity method income (loss)	(17)		(17)
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	3,466		3,483
KNT 2ND PRIVATE EQUITY FUND
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	4,157		0
Investment and Dividend	(3,000)		3,000
Equity method income (loss)	(207)		1,157
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	950	[2]	4,157
Maple Mobility Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	8,683		0
Investment and Dividend	91		9,274
Equity method income (loss)	8,085		(591)
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	16,859		8,683
AVES 1st Corporate Recovery Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	4,736		0
Investment and Dividend	0		4,800
Equity method income (loss)	321		(64)
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	5,057		4,736
JS Shinhan Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	5,037		0
Investment and Dividend	0		5,076
Equity method income (loss)	(84)		(39)
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	4,953		5,037
Daishin Newgen New Technology Investment Fund 1st
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	12,169		0
Investment and Dividend	(2,277)		8,000
Equity method income (loss)	(4,188)		4,169
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	5,704		12,169
META ESG Private Equity Fund I
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	5,677		0
Investment and Dividend	0		5,726
Equity method income (loss)	180		(49)
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	5,857		5,677
SWFV FUND-1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	9,646		0
Investment and Dividend	0		9,700
Equity method income (loss)	(518)		(54)
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	9,128		9,646
PHAROS DK FUND
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	3,949		0
Investment and Dividend	0		4,000
Equity method income (loss)	(114)		(51)
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	3,835		3,949
Shinhan VC tomorrow venture fund 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	9,042		0
Investment and Dividend	18,226		9,113
Equity method income (loss)	(342)		(71)
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	26,926		9,042
Highland 2021-8 Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	4,899		0
Investment and Dividend	0		4,900
Equity method income (loss)	(73)		(1)
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	4,826		4,899
Medicii 2021-3 Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			0
Investment and Dividend			9,752
Equity method income (loss)			(24)
Change in other comprehensive income (loss)			0
Impairment loss			0
Investments in associates			9,728
Tres-Yujin Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	9,995		0
Investment and Dividend	(546)		10,000
Equity method income (loss)	555		(5)
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	10,004		9,995
Shinhan-Time mezzanine blind Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	14,942		0
Investment and Dividend	0		15,000
Equity method income (loss)	(1,630)		(58)
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	13,312		14,942
Capstone REITs No.26
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	4,395		0
Investment and Dividend	(300)		4,849
Equity method income (loss)	(243)		(454)
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	3,852		4,395
JB Incheon-Bucheon REITS No.54
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	4,999		0
Investment and Dividend	0		5,000
Equity method income (loss)	(10)		(1)
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	4,989		4,999
Hankook Smart Real Asset Investment Trust No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	4,342		0
Investment and Dividend	2,195		4,173
Equity method income (loss)	456		169
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	6,993		4,342
JB Hwaseong-Hadong REITs No.53
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	4,999		0
Investment and Dividend	0		5,000
Equity method income (loss)	(8)		(1)
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	4,991		4,999
KB Oaktree Trust No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	3,159		0
Investment and Dividend	5,376		3,141
Equity method income (loss)	70		18
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	8,605		3,159
Daehan No.36 Office Asset Management Company
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	21,500		0
Investment and Dividend	(635)		21,500
Equity method income (loss)	1,193		0
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	22,058	[2]	21,500
Rhinos Premier Mezzanine Private Investment Fund No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	3,005		0
Investment and Dividend	0		3,000
Equity method income (loss)	(132)		5
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	2,873	[2]	3,005
SH Real Estate Loan Investment Type Private Real Estate Investment Trust No.2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	19,903		0
Investment and Dividend	35,762		19,426
Equity method income (loss)	1,669		477
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	57,334		19,903
Shinhan JigaeNamsan Road Private Special Asset Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	40,105		0
Investment and Dividend	(795)		39,996
Equity method income (loss)	1,261		109
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	40,571		40,105
SKS-Yozma Fund No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	5,945		0
Investment and Dividend	0		6,000
Equity method income (loss)	654		(55)
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	6,599		5,945
IBKC-METIS Global Contents Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	4,000		0
Investment and Dividend	0		4,000
Equity method income (loss)	550		0
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	4,550		4,000
Keistone Unicorn Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	6,300		0
Investment and Dividend	0		6,300
Equity method income (loss)	(51)		0
Change in other comprehensive income (loss)	0		0
Impairment loss	0		0
Investments in associates	6,249		6,300
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			65,616
Investment and Dividend			(41,622)
Equity method income (loss)			1,210
Change in other comprehensive income (loss)			0
Impairment loss			0
Investments in associates			25,204
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			13,323
Investment and Dividend			(3,511)
Equity method income (loss)			424
Change in other comprehensive income (loss)			0
Impairment loss			0
Investments in associates	2,969		10,236
SH Corporate Professional Investment Type Private Security Investment Trust No.7
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			51,210
Investment and Dividend			(1,518)
Equity method income (loss)			207
Change in other comprehensive income (loss)			0
Impairment loss			0
Investments in associates			49,899
SH BNCT Professional Investment Type Private Special Asset Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period			286,531
Investment and Dividend			(15,191)
Equity method income (loss)			10,859
Change in other comprehensive income (loss)			0
Impairment loss			0
Investments in associates			₩ 282,199
Shinhan EZ General Insurance, Ltd.
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	3,354
Investment and Dividend	(3,181)
Equity method income (loss)	(182)
Change in other comprehensive income (loss)	9
Impairment loss	0
Investments in associates	0
KDBC-Midas Dong-A Global contents Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	2,955
Investment and Dividend	0
Equity method income (loss)	1,322
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	4,277
RIFA Real estate private placement fund for normal investors No. 31
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	7,902
Investment and Dividend	(607)
Equity method income (loss)	69
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	7,364
T&F 2019 bearing Private Equity Fund Specializing in Start-up and Venture Business
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	2,864
Investment and Dividend	0
Equity method income (loss)	367
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	3,231
Shinhan Global Healthcare Fund 2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	0
Equity method income (loss)	0
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	0
Kiwoom-Shinhan Innovation Fund 2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	2,677
Investment and Dividend	9,000
Equity method income (loss)	(406)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	11,271
SJ ESG Innovative Growth Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	2,998
Investment and Dividend	0
Equity method income (loss)	1,199
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	4,197
NH Kyobo AI Solution Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	2,973
Investment and Dividend	0
Equity method income (loss)	315
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	3,288
H-IOTA Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	9,728
Investment and Dividend	(88)
Equity method income (loss)	(17)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	9,623
Stonebridge-Shinhan Unicorn Secondary Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	2,074
Investment and Dividend	4,160
Equity method income (loss)	(152)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	6,082
Helios-KDBC Digital Contents 1st
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	1,695
Investment and Dividend	1,720
Equity method income (loss)	(59)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	3,356
Associates KB Distribution Private Real Estate 31 [Member]
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	24,000
Equity method income (loss)	2,651
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	26,651
Associates Pacific Private Investment Trust No.49 1 [Member]
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	28,000
Equity method income (loss)	641
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	28,641
Associates KIWOOM Real Estate Private Placement Fund For Normal Investors No. 31 [Member]
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	8,474
Equity method income (loss)	84
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	8,558
Associates RIFA Real Estate Private Placement Fund For Normal Investoes No. 51 [Member]
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	5,650
Equity method income (loss)	76
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	5,726
Associates Fivetree General Private Equity Nund No.15 [Member]
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	11,995
Equity method income (loss)	286
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	12,281
Associates Harvest Fund No.3 [Member]
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	13,000
Equity method income (loss)	2,854
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	15,854
Associates Korea Investment develop seed Trust No.1 [Member]
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	9,562
Equity method income (loss)	680
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	10,242
Associates Tiger Green alpah Trust No.29 [Member]
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	26,180
Equity method income (loss)	626
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	26,806
Associates STIC ALT Global II Private Equity Fund [Member]
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	10,000
Equity method income (loss)	(141)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	9,859
Associates NH Brain EV Fund [Member]
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	13,000
Equity method income (loss)	(1,408)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	11,592
Associates Find Green New Deal 2nd Equity Fund [Member]
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	4,549
Equity method income (loss)	(41)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	4,508
Associates PARATUS No.3 Private Equity Fund [Member]
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	5,000
Equity method income (loss)	(64)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	4,936
Associates Golden Route 2nd Startup Venture Specialized Private Equity Fund [Member]
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	3,000
Equity method income (loss)	3
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	3,003
Associates DDI LVC Master Real Estate Investment Trust Co., Ltd. [Member]
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	6,625
Equity method income (loss)	(220)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	6,405
Associates Shinhan Fitrin 1st Technology Business Investment Association [Member]
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	4,850
Equity method income (loss)	(413)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	4,437
Associates Koramco Private Real Estate Fund 143 [Member]
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	3,030
Equity method income (loss)	0
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	3,030
Associates Shinhan Kunicorn first Fund [Member]
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	10,000
Equity method income (loss)	(169)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	9,831
Associates Shinhan Simone Fund I [Member]
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	5,000
Equity method income (loss)	(204)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	4,796
Associates Korea Investment Top Mezzanine Private Real Esate Trust No.1 [Member]
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	8,884
Equity method income (loss)	1,001
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	9,885
Associates LB YoungNam Logistics Private Trust No.40 [Member]
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	9,706
Equity method income (loss)	42
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	9,748
Associates Shinhan Cognitive Startup Fund L.P. [Member]
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	9,200
Equity method income (loss)	753
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	9,953
Associates IGEN2022 No.1 private Equity Fund [Member]
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	8,280
Equity method income (loss)	765
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	9,045
Associates Cornerstone JM Fund I [Member]
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	3,600
Equity method income (loss)	(39)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	3,561
Associates Logisvalley Shinhan REIT Co.,Ltd. [Member]
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	3,880
Equity method income (loss)	(60)
Change in other comprehensive income (loss)	(16)
Impairment loss	0
Investments in associates	3,804
Associates KDB Investment Global Healthcare Private Equity Fund I [Member]
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	35,000
Equity method income (loss)	(532)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	34,468
Associates Korea Investment Green Newdeal Infra Trust No.1 [Member]
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	5,734
Equity method income (loss)	(20)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	5,714
Associates BTS 2nd Private Equity Fund [Member]
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	3,934
Equity method income (loss)	(162)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	3,772
Associates Shinhan Global Active REIT Co.Ltd [Member]
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	19,900
Equity method income (loss)	(678)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	19,222
Associates NHJIBKC Label Technology Fund [Member]
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	9,976
Equity method income (loss)	(110)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	9,866
Associates IMM Global Venture Opportunity, LP [Member]
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	3,115
Equity method income (loss)	0
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	3,115
Associates Capstone Develop Frontier Trust [Member]
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	6,857
Equity method income (loss)	0
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	6,857
Associates Nextrade Co., Ltd. [Member]
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	9,700
Equity method income (loss)	0
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	9,700
Associates SH 1.5years Maturity Investment Type Security Investment Trust No.2 [Member]
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	4,600
Equity method income (loss)	1
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	4,601
Associates Eventus IBKC LIB Fund [Member]
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	7,000
Equity method income (loss)	(965)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	6,035
Associates NH Daishin Kyobo Healthcare 1 Fund [Member]
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	4,000
Equity method income (loss)	(52)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	3,948
Associates IBKCBehigh Fund 1st [Member]
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	3,300
Equity method income (loss)	(32)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	3,268
Associates Nautic Green Innovation ESG Coinvestment No.1 Private Equity Fund [Member]
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	4,000
Equity method income (loss)	(44)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	3,956
Associates ON No.1 Private Equity Fund [Member]
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	6,000
Equity method income (loss)	(638)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	5,362
Associates Digital New Deal Kappa Private Equity Fund [Member]
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	5,000
Equity method income (loss)	(54)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	4,946
Associates Others 2022
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	170,811
Investment and Dividend	50,920
Equity method income (loss)	12,089
Change in other comprehensive income (loss)	0
Impairment loss	(3,598)
Investments in associates	230,222
Associates SH Sustainable Management ESG Short term Bond Security Feeder Investment Trust No.1 [Member]
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	3,000
Equity method income (loss)	11
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	₩ 3,011

[1]	The adjustments for others are the unrecognized equity method for preferred stocks without voting rights issued by the invested company.
[2]	Other represents the adjustments of fair value when acquired.
[3]	Others are the amount of fair value adjustments that occurred at the time of acquisition and accumulated losses that were not recognized due to the suspension of equity method recognition as the investment account balance became “0” due to the accumulation of losses for the current period.